PROVISIONS	12 Months Ended
Dec. 31, 2020
Provisions [abstract]
PROVISIONS
24.	PROVISIONS

	December 31, 2020 US$’000	December 31, 2019 US$’000
Product warranty provision	50	50
Other provisions	366	-
	416	50

During 2020 and 2019 the Group experienced no significant product warranty claims. However, the Group believes that it is appropriate to retain a product warranty provision to cover any future claims. The provision at December 31, 2020 represents the estimated cost of product warranties, the exact amount which cannot be determined. US$50,000 represents management’s best estimate of these obligations at December 31, 2020.

The increase in provisions mainly reflects outstanding obligations relating to vacated leasehold properties and other potential obligations to third parties.